Pensions and Other Postretirement Benefits (Derivative Financial Instruments) (Details) - Pension Plan [Member] - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and short-term investments [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	$ 8,298,000,000	$ 10,381,000,000
Asset/unrealized gain	505,000,000	105,000,000
Liability/unrealized loss	(257,000,000)	(171,000,000)
Cash and short-term investments [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	20,000,000	5,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Bonds [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	71,000,000	32,000,000
Asset/unrealized gain	1,000,000	1,000,000
Liability/unrealized loss	(1,000,000)	(1,000,000)
Bonds [Member] | Bonds Forwards [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	1,101,000,000	1,432,000,000
Asset/unrealized gain	162,000,000	1,000,000
Liability/unrealized loss	(4,000,000)	(24,000,000)
Bonds [Member] | Options [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	118,000,000	19,000,000
Asset/unrealized gain	2,000,000	1,000,000
Liability/unrealized loss	(2,000,000)	0
Bonds [Member] | Credit Default Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	99,000,000	102,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	(2,000,000)	(1,000,000)
Bonds [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	378,000,000	10,000,000
Asset/unrealized gain	198,000,000	0
Liability/unrealized loss	(205,000,000)	(1,000,000)
Emerging market debt [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	0	87,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Emerging market debt [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	19,000,000	18,000,000
Asset/unrealized gain	2,000,000	2,000,000
Liability/unrealized loss	0	0
Private debt [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	101,000,000	83,000,000
Asset/unrealized gain	1,000,000	0
Liability/unrealized loss	0	0
Public equities [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	1,434,000,000	1,436,000,000
Asset/unrealized gain	75,000,000	14,000,000
Liability/unrealized loss	(14,000,000)	(30,000,000)
Public equities [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	2,172,000,000	1,636,000,000
Asset/unrealized gain	40,000,000	7,000,000
Liability/unrealized loss	(9,000,000)	(64,000,000)
Private equities [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	568,000,000	494,000,000
Asset/unrealized gain	1,000,000	1,000,000
Liability/unrealized loss	(4,000,000)	(2,000,000)
Real estate [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	11,000,000	17,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Resource and royalties [Member] | Commodity Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	99,000,000	177,000,000
Asset/unrealized gain	1,000,000	1,000,000
Liability/unrealized loss	(16,000,000)	(45,000,000)
Infrastructure [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	190,000,000	174,000,000
Asset/unrealized gain	2,000,000	1,000,000
Liability/unrealized loss	0	0
Absolute return funds [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	689,000,000	580,000,000
Asset/unrealized gain	4,000,000	3,000,000
Liability/unrealized loss	0	0
Absolute return funds [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	463,000,000	20,000,000
Asset/unrealized gain	2,000,000	0
Liability/unrealized loss	0	0
Absolute return funds [Member] | Options [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	36,000,000	203,000,000
Asset/unrealized gain	13,000,000	70,000,000
Liability/unrealized loss	0	0
Alternative Risk Premia [Member] | Foreign Exchange Forward [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	0	37,000,000
Asset/unrealized gain	0	0
Liability/unrealized loss	0	0
Alternative Risk Premia [Member] | Swaps [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	0	360,000,000
Asset/unrealized gain	0	1,000,000
Liability/unrealized loss	0	(1,000,000)
Total Investment Assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	7,569,000,000	6,922,000,000
Asset/unrealized gain	504,000,000	103,000,000
Liability/unrealized loss	(257,000,000)	(169,000,000)
Other [Member] | Interest Rate Futures [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	381,000,000	3,115,000,000
Asset/unrealized gain	0	1,000,000
Liability/unrealized loss	0	(1,000,000)
Other [Member] | Equity Futures [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Notional value	348,000,000	344,000,000
Asset/unrealized gain	1,000,000	1,000,000
Liability/unrealized loss	$ 0	$ (1,000,000)